Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ 500	$ (600)	$ (2,400)	$ 3,600
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	36,747		36,747		$ 54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Euro [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	41,200		41,200
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	10,000		10,000
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Yen [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	10,400		10,400
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	15,574		15,574		$ 2,700
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 15,600		$ 15,600